Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Trade accounts receivable, allowance	$ 1.0	$ 1.7	$ 1.0	$ 1.7	$ 1.2
Property, plant and equipment, accumulated depreciation and amortization	48.2	26.4	48.2	26.4	342.3
Other intangibles, net of accumulated amortization	$ 153.7	$ 86.6	$ 153.7	$ 86.6
Preferred stock, par value			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized			0	0	0
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	1,000	1,000	1,000,000,000
Common stock, shares issued	110,200,000	110,200,000	100	100	29,800,000
Common stock, shares outstanding	109,800,000	110,100,000	100	100	29,800,000
Treasury stock at cost, shares	400,000	100,000	0	0	100,000